SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Office furniture and equipment	6 – 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Total Accumulated Other Comprehensive Loss, Net

	Year ended December 31,
	2014	2015	2016

Accumulated foreign currency translation differences	$(383)	$(383)	$(383)
Accumulated income (loss) on derivatives	(2,567)	135	(6)

Total accumulated other comprehensive loss, net	$(2,950)	$(248)	$(389)

Schedule of Reclassification of Accumulated Other Comprehensive Loss

Year ended December 31, 2016

Beginning Balance	$(248)
Other comprehensive income before reclassifications	690
Amounts reclassified from accumulated other comprehensive income	(831)
Net current period other comprehensive loss	(141)
Total accumulated other comprehensive loss	$(389)